Equity - Summary of Restricted Equity Unit Award Activity (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Incentive Units
Share Based Compensation Restricted Stock Units Award Activity [Line Items]
Balance Beginning	10,500	9,650
Granted	0	850
Balance Ending	10,500	10,500
Promote Units
Share Based Compensation Restricted Stock Units Award Activity [Line Items]
Balance Beginning	5,000	5,000
Balance Ending	5,000	5,000
Special Promote Units
Share Based Compensation Restricted Stock Units Award Activity [Line Items]
Balance Beginning	1,000	1,000
Balance Ending	1,000	1,000